Derivative Financial Instruments - Fair Values of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	$ 4,772	$ 479
Derivative Liabilities, Fair Value	(8,600)	(8,531)
Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(8,600)	(4,500)
Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	4,672	479
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value		(2,100)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Deferred Credits and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value	(8,600)	(2,400)
Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	100
Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Accrued Expenses and Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Fair Value		(4,031)
Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	2,617
Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	$ 2,055	$ 479